Related party transactions (Tables)	3 Months Ended
Mar. 31, 2026
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € K

	For the three months		For the three months
	ended March 31, 2026		ended March 31, 2025		March 31, 2026		December 31, 2025
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	—	2,105	24	2,199	159	1,695	173	1,488
Fresenius SE affiliates	389	9,632	311	13,025	437	401	396	649
Equity method investees	187	—	1,283	—	3,686	—	4,734	—
Total	576	11,737	1,618	15,224	4,282	2,096	5,303	2,137

Products
Fresenius SE affiliates	19,331	10,107	13,818	9,311	25,216	9,040	27,380	9,624
Equity method investees	—	154,129	—	116,914	—	93,664	—	73,228
Total	19,331	164,236	13,818	126,225	25,216	102,704	27,380	82,852
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €4,087 and €1,333 at March 31, 2026 and December 31, 2025, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € K

	For the three months ended March 31, 2026			For the three months ended March 31, 2025			March 31, 2026		December 31, 2025
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	1,667	44	—	1,649	63	23	15,855	16,386	17,522	18,102
Fresenius SE affiliates	—	—	—	4,655	423	—	—	—	—	—
Total	1,667	44	—	6,304	486	23	15,855	16,386	17,522	18,102
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.